Description Of The Plan - Additional information (Detail) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Maximum uniform rate, Percentage	50.00%
Employee Benefit Plan, Minimum uniform rate, Percentage	6.00%
Employee Benefit Plan, Participant contribution vesting, Percentage	25.00%
Employee Benefit Plan, Additional participant contribution vesting, Percentage	25.00%
EBP, Forfeited nonvested account, Decrease from administrative expense	$ 263,400
EBP, Forfeited nonvested account, Decrease from employer contribution	113,900	$ 64,300
EBP, Notes receivable from participant Account of maximum borrowing, Amount	1,000
EBP, Notes receivable from participant account of minimum borrowing, Amount	$ 50,000
Employee Benefit Plan, Account balance minus current outstanding loan balance percentage	50.00%
EBP Vesting Tranche Five [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Participant contribution vesting, Percentage	100.00%
EBP Vesting Tranche Two [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Participant contribution vesting, Percentage	25.00%
EBP Vesting Tranche Three [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Participant contribution vesting, Percentage	50.00%
EBP Vesting Tranche Four [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Participant contribution vesting, Percentage	75.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant contribution, Pretax, Maximum annual compensation to total compensation, Percentage	50.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant contribution, Pretax, Maximum annual compensation to total compensation, Percentage	1.00%